Derivative Instruments and Hedging Activities (Details Textual) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2009 USD ($)
Derivative [Line Items]
Derivative, Number of Instruments Held, Total									1
Operating Subsidiaries Number	2
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 30,000	€ 80,000	¥ 7,100,000	€ 3,780
Foreign Exchange Forward [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 27,000				€ 31,760	¥ 2,499,200	$ 7,000	€ 100,690	$ 70,000